PERPETUAL CARE TRUSTS - Aging of Unrealized Losses on Investments in Fixed Maturities and Equity Securities Held in Perpetual Care Trusts (Detail) - Variable Interest Entity, Primary Beneficiary - Perpetual care trusts - USD ($)
$ in Thousands
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	$ 79,252	$ 125,431	$ 106,874
12 Months or more Fair Value	2,913	7,089	15,611
Total Fair Value	82,165	132,520	122,485
Less than 12 months Unrealized Losses	5,164	5,370	4,106
12 Months or more Unrealized Losses	154	803	717
Total Unrealized Losses	5,318	6,173	4,823
Fixed maturities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	76	405	994
12 Months or more Fair Value	2,910	3,692	2,670
Total Fair Value	2,986	4,097	3,664
Less than 12 months Unrealized Losses	45	15	20
12 Months or more Unrealized Losses	154	427	217
Total Unrealized Losses	199	442	237
Fixed maturities | U.S. governmental securities
Investments, Unrealized Loss Position [Line Items]
12 Months or more Fair Value	1,021	790	399
Total Fair Value	1,021	790	399
12 Months or more Unrealized Losses	54	121	46
Total Unrealized Losses	54	121	46
Fixed maturities | Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	76	405	994
12 Months or more Fair Value	1,889	2,902	2,271
Total Fair Value	1,965	3,307	3,265
Less than 12 months Unrealized Losses	45	15	20
12 Months or more Unrealized Losses	100	306	171
Total Unrealized Losses	145	321	191
Mutual funds - debt securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	11,348	21,867	37,090
12 Months or more Fair Value	3	2,814	12,793
Total Fair Value	11,351	24,681	49,883
Less than 12 months Unrealized Losses	59	591	289
12 Months or more Unrealized Losses		246	423
Total Unrealized Losses	59	837	712
Mutual funds - equity securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	505	1,382	16,668
12 Months or more Fair Value			36
Total Fair Value	505	1,382	16,704
Less than 12 months Unrealized Losses	18	141	1,754
12 Months or more Unrealized Losses		1	17
Total Unrealized Losses	18	142	1,771
Other investment funds
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	67,147	101,536	42,606
Total Fair Value	67,147	101,536	42,606
Less than 12 months Unrealized Losses	5,024	4,607	533
Total Unrealized Losses	5,024	4,607	533
Equity securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	176	241	9,516
12 Months or more Fair Value		583	112
Total Fair Value	176	824	9,628
Less than 12 months Unrealized Losses	18	16	1,510
12 Months or more Unrealized Losses		129	60
Total Unrealized Losses	$ 18	$ 145	$ 1,570